RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2024	Jan. 31, 2023
Affiliated Entity | Credit Facility Borrowings | Bank Leumi
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 35.0
Agreement term	2 years
Former Parent
Related Party Transaction [Line Items]
Operating costs and expenses		$ 4.7	$ 4.7